Submission	Jun. 02, 2026
Submission [Line Items]
Central Index Key	0001160661
Registrant Name	SOUTHERN POWER CO
Registration File Number	333-289172
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES